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                                       Rule 497(e)
                                       Securities Act File No. 33-47880
                                       Investment Company Act File No. 811-6670



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                     WARBURG PINCUS INSTITUTIONAL FUND, INC.
                       MANAGED EAFE(R) COUNTRIES PORTFOLIO


                        Supplement to the Prospectus and
                       Statement of Additional Information
                             Dated October 21, 1997


                  Effective December 22, 1997, shares of the Managed EAFE(R) Countries Portfolio are no longer being offered.


Dated:   December 22, 1997                                   WPINS-16-1297